LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 25: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2009
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	23,621	322,690	1,374,000	1,720,311
Variable Rate	612,858	214,578	250,278	1,077,714
Subordinated Debt:
Fixed Rate	5,222	-	240,463	245,685
Variable Rate	1,786	129,102	-	130,888
Other
Fixed Rate	6,456	45,558	43,977	95,991
Variable Rate	21,879	63,098	1,488	86,465
Total	671,822	775,026	1,910,206	3,357,054

	2010
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	202,722	126,084	1,147,016	1,475,822
Variable Rate	103,958	947,999	272,258	1,324,215
Subordinated Debt:
Fixed Rate	13,864	550,378	52,081	616,323
Variable Rate	6,042	139,560	-	145,602
Other
Fixed Rate	38,554	37,557	38,250	114,361
Variable Rate	6,447	72,354	50,826	129,627
Total	371,587	1,873,932	1,560,431	3,805,950

Certain debt instruments were issued by 100% owned “finance subsidiaries” of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance Plc (consolidated), NBG Finance (Sterling) Plc (consolidated) and NBG Finance (Dollar) Plc (consolidated) (the “finance subsidiaries”). The Bank has fully and unconditionally guaranteed all securities issued by these companies. There are no restrictions on the ability of these “finance subsidiaries” to transfer funds to the Bank in the form of cash dividends, loans and advances.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. The Group does not have the obligation to absorb losses or the right to receive benefits as the only assets of NBG Funding Ltd are loans to and deposits with NBG.

The proceeds of the instruments issued by NBG Funding Ltd were lent to NBG Finance Plc, NBG Finance (Sterling) Plc and NBG Finance (Dollar) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2009
(in EUR
thousands)
Fixed, with a weighted average rate of 3.88%, maturing up until 2016 and denominated in EUR	1,392,607
Fixed, with a weighted average rate of 6.37%, maturing up until 2011 and denominated in USD	117,665
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	127,581
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	82,458
Total	1,720,311
Variable, with a weighted average rate of 1.53%, maturing up until 2018 and denominated in EUR	875,643
Variable, with a weighted average rate of 2.10%, maturing up until 2012 and denominated in USD	174,432
Variable, with a weighted average rate of 5.17%, maturing up until 2018 and denominated in BGN	27,639
Total	1,077,714

2010
(in EUR
thousands)
Fixed, with a weighted average rate of 3.78%, maturing up until 2016 and denominated in EUR	1,234,210
Fixed, with a weighted average rate of 6.37%, maturing up until 2013 and denominated in USD	98,613
Fixed, with a weighted average rate of 11.94%, maturing up until 2011 and denominated in TL	142,999
Total	1,475,822
Variable, with a weighted average rate of 4.75%, maturing up until 2018 and denominated in EUR	1,203,963
Variable, with a weighted average rate of 2.17%, maturing up until 2012 and denominated in USD	97,145
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,107
Total	1,324,215

Long-Term Senior fixed rate debt

In March 2006, USD 110 million bonds with a five year maturity and USD 110 million bonds with a seven-year maturity were issued by a special purpose entity, the proceeds of which were lent to the Bank's subsidiary Finansbank. Interest is 6.25% and 6.50% respectively, paid semi-annually. As at December 31, 2010, part of these bonds to the amounts of USD 50.0 million and USD 39.0 million respectively (2009: USD 45.0 million and USD 9.0 million respectively), were held by the Group.

In March 2006, Finansbank raised TL 300 million, credit card secured non-amortizing loan, with a five-year maturity. Interest is paid quarterly and is set at 11.94%.

In October 2009 the Bank issued securities under the EUR 10 billion covered bonds program of a nominal value of EUR 1.5 billion, for which the Group has elected the fair value option, as described in Note 14. During 2010, net gains of EUR 225 million (2009: net gains of EUR 111 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 286 million were attributable to changes in instrument specific credit risk (2009: EUR 109 million), measured based on changes in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2010 were EUR 1,161 million and EUR 1,496 million respectively (2009: EUR 1,388 million and EUR 1,499 million).

On November 16, 2009, Finansbank redeemed the last tranche of the USD 125 million Series 2004-B Fixed Rate Notes, obtained via a special purpose entity and secured on Finansbank's Diversified Payment Rights.

In September 2010, NBG Finance Plc, a wholly owned subsidiary of the Bank, issued Fixed Rate Notes of an aggregate nominal value of EUR 80 million, guaranteed by the Bank. The notes, maturing on February 22, 2012, were issued at a lower price than their nominal value, bear fixed interest rate of 2.07% with semi-annual coupon payment frequency. The proceeds of the note were ultimately lent to the Bank under loan agreements with the terms disclosed above.

As of the same date, NBG Finance Plc repurchased the entire issue of its own issued RON 355 million Fixed Rate Notes, issued in February 2007. At the repurchase date, the Bank held part of the above notes of nominal value RON 15 million. The repurchase transaction was conducted at market terms and resulted in the recognition of a gain of RON 51.0 million (EUR 12.0 million) for the Group which is included under Other non-interest income.

Long-Term Senior variable rate debt

In March 2005, USD 500 million Series 2005-A Floating Rate Notes were issued by a special purpose entity, the proceeds of which were lent to Finansbank. The notes are secured on Finansbank's diversified payment rights and have a seven-year maturity. Interest is determined as the three-month LIBOR plus 180 bps, paid quarterly, with no principal repayment for the first three years. The outstanding amount of Series 2005-A as of December 31, 2010 was USD 156 million (2009: USD 281 million). As of the same date, an amount of USD 48.0 million (2009: USD 41.2 million) has been bought back by the Group.

On May 22, 2009, NBG Finance Plc redeemed the EUR 1,500 million Floating Rate Notes issued in May 2007. At December 31, 2008, an amount of EUR 299 million was held by the Group.

On October 9, 2009, NBG Finance Plc redeemed USD 300 million Floating Rate Notes issued in October 2007. As at December 31, 2008, an amount of USD 259 million was held by the Group.

In September 2009, the Bank sold to institutional investors the amount of EUR 100 million, which are the proceeds of the securities issued under the EUR 10 billion covered bonds program, that described in Note 14.

In September 2009, the Bank signed a long-term loan agreement with the European Investment Bank for a total amount of EUR 250 million. The main purpose of the loan facility is the financing of small and medium-sized enterprises and its interest rate has been set at three-month Euribor plus 0.576 bps. The loan facility matures on September 1, 2016.

On December 7, 2009, Finansbank redeemed the second tranche of USD 221 million, of the term loan facility of USD 700 million, with a three year maturity and interest paid monthly at Libor plus 60 bps. The first tranche of USD 479 million was redeemed in December 2008.

In August 2010, the floating rate Schuldscheindarlehen loan of EUR 500 million issued in August 2008 matured and the Bank redeemed the entire amount.

(b)       Long-Term Subordinated debt

Long-term Subordinated debts and the related rates and maturity date at December 31, comprised of:

2009
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	34,455
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	109,142
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	102,088
Total	245,685
Variable, with a weighted average rate of 2.51%, redeemable on or after July 2013 and denominated in EUR	75,562
Variable, with a weighted average 3.66%, redeemable on or after Nov. 2014 and denominated in EUR	28,869
Variable, with a weighted average rate of 3.75%, redeemable on or after Nov. 2014 and denominated in USD	26,457
Total	130.888

2010
(in EUR
thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	463,032
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	52,850
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	100,441
Total	616,323
Variable, with a weighted average rate of 2.74%, redeemable on or after July 2013 and denominated in EUR	57,292
Variable, with a weighted average rate of 2.87%, redeemable on or after Nov. 2014 and denominated in EUR	27,444
Variable, with a weighted average rate of 7.42%, redeemable on or after Feb. 2015 and denominated in EUR	33,642
Variable, with a weighted average rate of 2.84%, redeemable on or after Nov. 2014 and denominated in USD	27,224
Total	145,602

Long-Term Subordinated fixed rate debt

In June 2005, NBG Finance plc issued JPY 30 billion Callable Subordinated Fixed Rate Notes. The notes are due in June 2035 and are guaranteed on a subordinate basis by the Bank. The notes may be redeemed at the option of the Bank in or after June 2015. The notes carry a fixed rate of interest of 2.755%, which is payable semi-annually in arrears. These notes are hedged for changes in fair value but hedge accounting is not applied. For this reason, at January 1, 2008 the Bank elected to apply the fair value option for these notes and measure them at fair value with changes recognized in the income statement. During 2010, net gains resulting from changes in the fair value of these notes of EUR 52 million (2009: EUR 41 million) were recorded in Net trading loss. Fair value gains of EUR 60 million (2009: EUR 27 million) were attributable to changes in instrument specific credit risk, measured based on the change in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The outstanding principal balance as at December 31, 2010 was EUR 276 million (2009: EUR 225 million).

In November 2006, GBP 375 million series E Fixed/Floating Rate Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2016 or on any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.2889% until November 8, 2016 and three month LIBOR plus 2.08% thereafter, paid annually until November 8, 2016 and quarterly thereafter.

On October 8, 2009, Finansbank redeemed, at the first repayment option date, the subordinated loan of amount USD 200 million, issued in October 2004 with original maturity of 10 years and an interest rate of 9% for the first five years and step up of 11.79% thereafter.

In July 2010, the Bank completed the sale through a private placement, of a Lower Tier II note, totaling EUR 450 million. The note was issued on August 3, 2010 by the Bank's UK-based subsidiary NBG Finance Plc, under NBG guarantee, and has been listed for trading on the Luxembourg Stock Exchange. The note has a 10-year maturity, with right to early redemption by the issuer on the completion of five years and at each subsequent interest payment date. The annual interest rate for the first five years is set at 7.0%. If the right to early redemption is not exercised, the annual interest rate for the second five-year period increases to 9.5%.

Long-Term Subordinated variable rate debt

In July 2003, EUR 350 million Series A Floating Rate Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in July 2013 or on any dividend date falling thereafter, subject to the consent of the Bank of Greece. The current rate is three-month Euribor plus 175 bps until July 11, 2013 and Euribor plus 275 bps thereafter, paid quarterly.

In November 2004, EUR 350 million series B CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.25% for the first year and is then determined as the 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.00% paid semi-annually.

In November 2004, USD 180 million series C CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.75% for the first year and is then determined as the 10 year USD CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.50% paid semi-annually.

In February 2005, EUR 230 million series D CMS-Linked Subordinated Callable Notes were issued. The notes are guaranteed on a subordinate basis by the Bank. The notes have 31 year maturity and may be redeemed by the Group, in whole but not in part, on February 16, 2015 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The current rate is 6.00% until February 16, 2010 and, thereafter, is determined as the difference of the 10 year EUR CMS mid swap rate minus the 2 year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10.00% paid annually.

On June 22, 2009, the Bank announced a voluntary tender offer for the acquisition of any and all of the five series of the preferred securities issued by NBG Funding Ltd. The tender offer was for all the preferred securities in an aggregate nominal value of approximately EUR 1,050 million, excluding the preferred securities that had already been acquired on open market by the Bank of an aggregate nominal value of approximately EUR 450 million.

On July 7, 2009, the Bank announced the results of the voluntary tender offer for the preferred securities, where holders of preferred securities of an aggregate nominal value of approximately EUR 450 million (equal to approximately 43% of the aggregate nominal value of the preferred securities subject to the tender offer) validly tendered their preferred securities at a price lower than their nominal value. The settlement date for the purchase by the Bank of the preferred securities that have been validly tendered was July 8, 2009. The purchases were funded by existing liquidity reserves of the Bank. Subsequent to July 7, 2009 (expiry date of the tender offer) the Bank purchased an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.1 million of series A, B and D, GBP 46.6 million of series E and USD 0.8 million of series C.

Within 2010, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 47.9 million of series A, B and D, GBP 51.1 million of series E and USD 4.0 million of series C.

(c)       Long-Term Other debt

“Other” primarily includes fixed rate borrowings of Finansbank and Finans Leasing amounting to EUR 107,123 thousand (of which EUR 71,296 thousand, EUR 7,460 thousand and EUR 28,367 thousand denominated in EUR, TL and USD respectively) and floating rate borrowings of the above mentioned companies, amounting to EUR 127,575 thousand (of which EUR 111,057 thousand, and EUR 16,518 thousand denominated in EUR and USD).